Expenses by Nature (Tables)	12 Months Ended
Sep. 30, 2024
Expenses by Nature
Summary of expenses by Nature

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2024	2023	2022
	$'000	$'000	$'000
Employee benefit expense and other staff costs	19,775	24,187	21,148
Capitalised within intangible assets	(511)	(1,956)	(4,920)
Legal and professional	5,935	12,415	6,355
Foreign exchange	(12,248)	(8,764)	13,535
Property costs	1,884	2,289	754
Share based compensation	(1,636)	14,118	21,742
Depreciation	1,756	901	369
Depreciation of right of use asset	1,432	1,642	923
Amortisation of intangible assets	375	91	—
Other expenses	6,415	10,278	11,071
Total administrative expenses	23,177	55,201	70,977